Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers [Abstract]
Schedule of cost of revenues

(in millions)	2022	2021	2020
Depreciation of PPE and amortization of intangible assets (1)	$1,468	$1,422	$2,187
Inventory changes and materials costs and other	1,834	1,726	1,187
Staff costs, maintenance costs, and utilities(2)	2,567	2,424	2,189
	$5,869	$5,572	$5,563
(1)Amounts are net of amortization of government grants relating to assets. See Note 12 for the detailed movements of property, plant and equipment.
(2)Staff costs, maintenance costs, and utilities costs include share-based compensation of $64 million, $55 million and $0 for share options for the year ended December 31, 2022, 2021 and 2020, respectively.